Schedule of Aging Schedule of Loans Receivables on a Contractual Basis (Details) - Loans Receivable [Member] - Contractual Basis [Member] Integer in Thousands, $ in Thousands	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($) Integer
Financing Receivable, Past Due [Line Items]
Unpaid balances | $	$ 51,138	$ 61,293
Interest only accounts (Accounts on which interest, deferment, extension and/or default charges were received in the last 60 days) | Integer
Interest only accounts (Accounts on which interest, deferment, extension and/or default charges were received in the last 60 days) | $
Percentage of interest only accounts
Partial Payment accounts (Accounts on which the total received in the last 60 days was less than 50% of the original contractual monthly payment. "Total received" to include interest on simple interest accounts, as well as late charges on deferment charges on pre-computed accounts.) | Integer
Partial payment accounts unpaid balances | $
Percentage of interest only accounts
Total number of loans | Integer	183	236
Percentage of loans receivable	100.00%	100.00%
Financial Asset, Not Past Due [Member]
Financing Receivable, Past Due [Line Items]
Number of loans | Integer	162	219
Unpaid balances | $	$ 46,168	$ 55,381
Percentage of loans receivable	90.20%	90.40%
Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Number of loans | Integer		3
Unpaid balances | $		$ 881
Percentage of loans receivable		1.40%
Financing Receivables 90 Days To 179 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Number of loans | Integer	5	3
Unpaid balances | $	$ 1,057	$ 1,497
Percentage of loans receivable	2.10%	2.40%
Financing Receivables 180 To 269 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Number of loans | Integer		4
Unpaid balances | $		$ 1,641
Percentage of loans receivable		2.70%
Financing Receivables Greater Than 270 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Number of loans | Integer	16	7
Unpaid balances | $	$ 3,913	$ 1,893
Percentage of loans receivable	7.70%	3.10%
Financial Receivables Subtotal [Member]
Financing Receivable, Past Due [Line Items]
Number of loans | Integer	183	236
Unpaid balances | $	$ 51,138	$ 61,293
Percentage of loans receivable	100.00%	100.00%